As filed with the Securities and Exchange Commission on June 30, 2016
Reg. No. 333-209306

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ____

POST-EFFECTIVE AMENDMENT NO. 1

MIDAS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

11 Hanover Square, 12th Floor
New York, New York 10005
(Address of Principal Executive Offices)

212-785-0900
(Registrant's Telephone Number)

John F. Ramirez
General Counsel
Midas Series Trust
11 Hanover Square
New York, New York 10005
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Midas Series Trust ("Registrant") on Form N-14 hereby incorporates by reference Parts A and B of Registrant's Registration Statement on Form N-14 (File No. 333-209306) filed with the Securities and Exchange Commission on May 3, 2016 as Pre-Effective Amendment No. 3 thereto.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 1 hereto the Amended Trust Instrument and as Exhibit 12 hereto the Opinion of Counsel on Tax Matters of Godfrey & Kahn, S.C.

PART C.                          OTHER INFORMATION

Item 15.                          Indemnification

Reference is made to the provisions of Article IX of Midas Series Trust's (the "Registrant") Amended Trust Instrument filed herewith as Exhibit 1, incorporated herein by reference, which provides information about indemnification.

The Registrant's Investment Management Agreement between the Registrant and Midas Management Corporation (the "Investment Manager") provides that the Investment Manager shall not be liable to the Registrant's series or any shareholder of its series for any error of judgment or mistake of law or for any loss suffered by the Registrant's series or the series' shareholders in connection with the matters to which the Investment Management Agreement relates. However, the Investment Manager is not protected against any liability to the Registrant's series or any shareholder of its series by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement.

Section 10 of the Distribution Agreement between the Registrant and Midas Securities Group, Inc. (the "Distributor")  provides that the Registrant will indemnify the Distributor and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registrant's registration statement on Form N-14 ("Registration Statement") or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by the Distributor to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended (the "Securities Act"). Section 10 of the Distribution Agreement also provides that the Distributor agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by the Distributor for use in the Registration Statement or arising out of any agreement between the Distributor and any retail dealer, or arising out of supplementary literature or advertising used by the Distributor in connection with the Distribution Agreement.

The Registrant undertakes to carry out all indemnification provisions of its Amended Trust Instrument, the above-described Investment Management Agreement and Distribution Agreement in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

Insofar as indemnification for liability arising under the Securities Act may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "Act"), and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.                          Exhibits

1	Amended Trust Instrument. (8)

2	Amended and Restated Bylaws. (4)

3	Not applicable.

4	Form of Agreement and Plan of Reorganization. (5)

5(a)	See Article VI, "Shareholders' Voting Powers and Meetings" of Registrant's Amended Trust Instrument.

5(b)	See Article II, "Shareholders" of Registrant's Amended and Restated Bylaws.

6	Investment Management Agreement between the Registrant and the Investment Manager. (3)

7	Distribution Agreement between the Registrant and the Distributor. (3)

8	Not applicable.

9(a)	Form of Custodian Agreement with State Street Bank and Trust Company. (2)

9(b)	Supplement to Custodian Agreement. (1)

9(c)	Amendment to Custodian Agreement. (3)

10	Plan of Distribution. (3)

11	Opinion and Consent of Counsel as to Legality of Securities Being Registered. (6)

12	Opinion of Counsel on Tax Matters (8)

13	Not applicable.

14	Accountant's Consent. (7)

15	Not applicable.

16	Powers of Attorney. (5)

17	Form of Proxy Card. (6)

(1)	Incorporated herein by reference to the corresponding exhibits to Post-Effective Amendment No. 28 to the registration statement of the Registrant on Form N-1A, SEC file number 2-98229, filed on May 1, 2001.

(2)	Incorporated herein by reference to the corresponding exhibit to Post-Effective Amendment No. 29 to the registration statement of the Registrant on Form N-1A, SEC file number 2-98229, filed on April 22, 2002.

(3)	Incorporated herein by reference to the corresponding exhibit to the Post-Effective Amendment No. 52 to the registration statement of the Registrant on Form N-1A, SEC file number 2-98229, filed on October 11, 2012.

(4)	Incorporated herein by reference to the corresponding exhibit to the Post-Effective Amendment No. 59 to the registration statement of the Registrant on Form N-1A, SEC file number 2-98229, filed on April 28, 2015.

(5)	Incorporated herein by reference to the corresponding exhibit to the N-14 registration statement, SEC file number 333-209306, filed on February 1, 2016.

(6)	Incorporated herein by reference to the corresponding exhibit to the Pre-Effective Amendment No. 2 to the N-14 registration statement, SEC file number 333-209306, filed on April 14, 2016.

(7)	Incorporated herein by reference to the corresponding exhibit to the Pre-Effective Amendment No. 3 to the N-14 registration statement, SEC file number 333-209306, filed on May 3, 2016.

(8)	Filed herewith.

Item 17.                          Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 30th day of June, 2016.

MIDAS SERIES TRUST

/s/ Thomas B. Winmill
By: Thomas B. Winmill
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas B. Winmill	Chairman, Trustee, President, and Chief Executive Officer	June 30, 2016
Thomas B. Winmill

/s/ Thomas O'Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	June 30, 2016
Thomas O'Malley

/s/ Bruce B. Huber*	Trustee	June 30, 2016
Bruce B. Huber

/s/ James E. Hunt*	Trustee	June 30, 2016
James E. Hunt

/s/ Peter K. Werner*	Trustee	June 30, 2016
Peter K. Werner

*/s/ John F. Ramirez		June 30, 2016
John F. Ramirez, Attorney-in-Fact

pursuant to Powers of Attorney incorporated herein by reference

[Signature Page]

EXHIBIT INDEX

Exhibit
1	Amended Trust Instrument
12	Opinion of Counsel on Tax Matters